PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 69,341	$ 39,778	$ 36,808
Less accumulated depreciation	(23,551)	(20,766)	(14,644)
Property and equipment, net	45,790	19,012	22,164
Office Equipment [Member]
Property and equipment, gross	34,234	34,234	34,234
Computer Equipment [Member]
Property and equipment, gross	5,544	5,544	$ 2,574
Manufacturing equipment [Member]
Property and equipment, gross	$ 29,563